N-2 - USD ($)		6 Months Ended
		Jun. 30, 2026		Jan. 01, 2026	Dec. 31, 2025	Jan. 01, 2025	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016		Dec. 05, 2016	[3]
Cover [Abstract]
Entity Central Index Key		0001655099
Amendment Flag		false
Document Type		N-CSRS
Entity Registrant Name		BROOKFIELD REAL ASSETS INCOME FUND INC.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Fiscal or Period End	Total Amount Outstanding Exclusive of Treasury Securities	Asset Coverage Per Unit[1]	Involuntary Liquidating Preference Per Unit	Average Market Value Per Unit (Exclude Bank Loans)	Type of Senior Securities
June 30, 2026[2]	$248,911,519	$4,138	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2025	260,015,306	4,058	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2024	255,660,500	4,178	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2023	169,198,000	5,894	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2022	315,567,000	3,750	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2021	404,957,190	3,490	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2020	317,580,941	3,767	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2019	242,192,000	4,495	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2018	280,799,762	3,868	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2017	259,395,471	4,538	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2016[1]	302,682,176	4,032	N/A	N/A	Credit Facility, Reverse Repurchase Agreement

[1] Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

[2] For the six months ended June 30, 2026 (Unaudited).

Senior Securities Amount		$ 248,911,519	[1]		$ 260,015,306		$ 255,660,500		$ 169,198,000		$ 315,567,000		$ 404,957,190		$ 317,580,941		$ 242,192,000		$ 280,799,762		$ 259,395,471		$ 302,682,176
Senior Securities Coverage per Unit	[2]	$ 4,138	[1]		$ 4,058		$ 4,178		$ 5,894		$ 3,750		$ 3,490		$ 3,767		$ 4,495		$ 3,868		$ 4,538		$ 4,032
Senior Securities, Note [Text Block]

The following table sets forth information regarding the Fund’s outstanding senior securities as of the end of each of the Fund’s last ten fiscal years, as applicable.

Fiscal or Period End	Total Amount Outstanding Exclusive of Treasury Securities	Asset Coverage Per Unit[1]	Involuntary Liquidating Preference Per Unit	Average Market Value Per Unit (Exclude Bank Loans)	Type of Senior Securities
June 30, 2026[2]	$248,911,519	$4,138	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2025	260,015,306	4,058	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2024	255,660,500	4,178	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2023	169,198,000	5,894	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2022	315,567,000	3,750	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2021	404,957,190	3,490	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2020	317,580,941	3,767	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2019	242,192,000	4,495	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2018	280,799,762	3,868	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2017	259,395,471	4,538	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2016[1]	302,682,176	4,032	N/A	N/A	Credit Facility, Reverse Repurchase Agreement

[1] Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

[2] For the six months ended June 30, 2026 (Unaudited).

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The investment objective of the Fund is to seek high total return, primarily through high current income and secondarily, through growth of capital. The investment objective is not fundamental and may be changed by the Fund’s Board of Directors (the “Board”) without shareholder approval, upon not less than 60 days prior written notice to shareholders. No assurances can be given that the Fund’s investment objective will be achieved.

Risk Factors [Table Text Block]	Risks of Investing in Asset-Backed Securities and Below-Investment Grade Securities

The value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of the underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments or other credit enhancement.

The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. The Fund has investments in below-investment grade debt securities, including mortgage-backed and asset-backed securities. Below-investment grade securities involve a higher degree of credit risk than investment grade debt securities. In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the NAV of its shares. During an economic downturn or period of rising interest rates, highly leveraged and other below-investment grade issuers frequently experience financial stress that could adversely affect its ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

The market prices of below-investment grade debt securities are generally less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic or political changes or individual developments specific to the issuer than higher-rated investments. Periods of economic or political uncertainty and change can be expected to result in significant volatility of prices for these securities. Rating services consider these securities to be speculative in nature.

Below-investment grade securities may be subject to market conditions, events of default or other circumstances which cause them to be considered “distressed securities.” Distressed securities frequently do not produce income while they are outstanding. The Fund may be required to bear certain extraordinary expenses in order to protect and recover its investments in certain distressed securities. Therefore, to the extent the Fund seeks capital growth through investment in such securities, the Fund’s ability to achieve current income for its shareholders may be diminished. The Fund is also subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to distressed securities held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of the Fund’s participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of such securities, the Fund may be restricted from disposing of distressed securities.

Share Price		$ 12.88			12.96		13.32		12.81		16.15		21.11		17.83		21.35		19.07		23.37		22.31	[3]
NAV Per Share		$ 14.13		$ 14.39	$ 14.39	$ 14.69	$ 14.69	$ 14.93	$ 14.93	$ 15.58	$ 15.58	$ 20.12	$ 20.12	$ 20.02	$ 20.02	$ 23.21	$ 23.21	$ 22.07	$ 22.07	$ 25.15	$ 25.15	$ 25.14	$ 25.14	[3]	$ 25
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]	Capital Shares

The Fund has 1,000,000,000 shares of $0.001 par value common shares authorized. Of the shares outstanding at June 30, 2026 for the Fund, the Adviser owns 100,051 shares. The Fund’s Board is authorized to classify and reclassify any unissued common shares. The common shares have no preemptive, conversion, exchange or redemption rights. All common shares have equal voting, dividend, distribution and liquidation rights. The common shares are fully paid and non-assessable. Common shareholders are entitled to one vote per share and all voting rights for the election of directors are non-cumulative.

The Fund has filed a registration statement using the “shelf” registration process (the “Shelf Registration Statement”), which became effective on April 12, 2024. The Shelf Registration Statement permits the Fund to offer, from time to time, in one or more offerings, common shares or preferred shares, or subscription rights to purchase the Fund’s common shares or preferred shares. As of June 30, 2026, the Fund has not offered common shares or preferred shares, or subscription rights to purchase the Fund’s common shares or preferred shares, pursuant to the Shelf Registration Statement.

The Fund did not issue any shares and no deferred offering costs were amortized during the year ended December 31, 2025 and period ended June 30, 2026.

The Board has approved a share repurchase plan. Under the current share repurchase plan, as of June 30, 2026, the Fund may purchase in the open market up to 10% of its outstanding common shares. The current share repurchase plan will remain in effect until December 5, 2026. The amount and timing of the repurchases will be at the discretion of the Fund’s management, subject to market conditions and investment considerations. There is no assurance that the Fund will purchase shares at any particular discount level or in any particular amounts. The Board authorized the share repurchase program as a result of its review of the options available to enhance shareholder value and reduce any potential discount between the market price of the Fund’s shares and the net asset value per share. During period ended June 30, 2026 and year ended December 31, 2025, no shares were repurchased by the Fund.

Long Term Debt, Principal		$ 300,000,000
Outstanding Security, Title [Text Block]		Common shares outstanding
Outstanding Security, Held [Shares]		55,254,696
Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		common shares
Security Voting Rights [Text Block]		Common shareholders are entitled to one vote per share and all voting rights for the election of directors are non-cumulative.
Security Liquidation Rights [Text Block]		All common shares have equal voting, dividend, distribution and liquidation rights.
Security Preemptive and Other Rights [Text Block]		The common shares have no preemptive, conversion, exchange or redemption rights.
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		preferred shares

[1]	For the six months ended June 30, 2026 (Unaudited).
[2]	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
[3]	Commencement of operations was December 5, 2016.